Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Deferred tax assets:
Consumer loans, net		$ 25,281		$ 31,649
Compensation and benefits		507		2,535
Translation adjustments		3,956		759
Other		868		837
Total deferred tax assets		30,612		35,780
Deferred tax liabilities:
Amortizable intangible assets		46,010		39,334
Property and equipment		6,794		9,085
Other		334		1,753
Total deferred tax liabilities		53,138		50,172
Net deferred tax liabilities before valuation allowance		(22,526)		(14,392)
Net deferred tax liabilities		(22,526)		(14,392)
Balance sheet classification:
Current deferred tax assets	$ 21,646	25,427	$ 25,841	30,914
Non-current deferred tax liabilities	$ (42,508)	(47,953)	$ (48,757)	(45,306)
Net deferred tax liabilities		$ (22,526)		$ (14,392)